Pension and Severance Plans (Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 1,004,676	¥ 1,034,284
Service cost	25,185	26,811	¥ 24,670
Interest cost	8,024	5,912	8,689
Actuarial (gain) loss	21,920	(33,333)
Other	(8)	(5)
Benefits paid	(49,223)	(28,993)
Benefit obligation at end of the fiscal year	1,010,574	1,004,676	1,034,284
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	699,008	679,432
Actual return on plan assets	38,896	35,508
Employer contribution	6,090	6,640
Benefits paid	(32,917)	(22,572)
Fair value of plan assets at end of the fiscal year	711,077	699,008	679,432
Funded status at end of the fiscal year	(299,497)	(305,668)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	352,442	356,875
Service cost	3,181	2,958	3,504
Interest cost	10,393	10,426	12,096
Plan participants' contributions	573	490
Actuarial (gain) loss	663	20,045
Foreign currency exchange rate changes	8,858	(23,183)
Curtailments and settlements	(5,422)	(1,507)
Benefits paid	(14,291)	(13,662)
Benefit obligation at end of the fiscal year	356,397	352,442	356,875
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	259,177	256,341
Actual return on plan assets	13,426	29,346
Foreign currency exchange rate changes	6,181	(20,004)
Employer contribution	9,040	6,738
Plan participants' contributions	573	490
Curtailments and settlements	(5,285)	(1,161)
Benefits paid	(13,367)	(12,573)
Fair value of plan assets at end of the fiscal year	269,745	259,177	¥ 256,341
Funded status at end of the fiscal year	¥ (86,652)	¥ (93,265)